Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Convertible preferred stock, shares issued	43,530	44,030	2,229,702
Convertible preferred stock, shares outstanding	43,530	44,030	2,229,702
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common Stock, shares, issued	2,981,517	2,318,139	1,129,052
Common stock, shares outstanding	2,981,517	2,318,139	1,129,052